Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense were as follows:

Year Ended December 31, 2019
Finance leases:
Depreciation of assets	$98,300
Interest on lease liabilities	52,600
Operating Lease Expense	200,800
Total net lease cost	$351,700

Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases was as follows:

December 31, 2019
Operating leases:
Operating lease ROU assets	$1,132,700

Total ROU Liabilities	$1,115,500

Finance leases:
Property and equipment, at cost	$983,400
Accumulated depreciation	250,500
Property and equipment, net	$732,900

Total Finance lease liabilities	$520,700

Supplemental Cash Flow and Other Information

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(170,700)
Financing cash flows from finance leases	(185,100)

Assets obtained in exchange for lease liabilities:
Operating leases	$1,286,200
Finance leases	0

Weighted average remaining lease term (in years):
Operating leases	3.8
Finance leases	2.0

Weighted average discount rate:
Operating leases	7.00%
Finance leases	7.98%

Schedule of Minimum Lease Payments

The minimum lease payments under the terms of the leases are as follows:

For the years ended December 31, 2019:

	Operating Leases	Finance Leases	Total

2020	$345,900	$215,600	$561,500
2021	320,800	192,600	513,400
2022	304,900	116,400	421,300
2023	199,100	10,900	210,000
2024	120,700	-	120,700
Total Lease payments	$1,291,400	$535,500	$1,826,900
Less Amount discount/Interest	(175,900)	(14,800)	(190,700)
	$1,115,500	$520,700	$1,636,200